Consolidated Shareholders' Equity - Additional Information (Details) - EUR (€)			6 Months Ended		12 Months Ended
	Apr. 30, 2024	May 25, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jun. 24, 2024	Jan. 31, 2024	Jun. 23, 2023	Feb. 02, 2023
Disclosure of classes of share capital [Line Items]
Share capital			€ 2,532,725,512
Number of shares (in shares)			1,266,362,756
Par value per share (in euros per share)			€ 2
Number of restricted shares vested (in shares)			2,803,637
Number of restricted shares alloted in regards of capital increase			1,332,205
Other comprehensive income that will be reclassified to profit or loss, net of tax			€ 1,067,000,000	€ (1,058,000,000)	€ (1,526,000,000)
Employees share ownership plan
Disclosure of classes of share capital [Line Items]
Subscription price (in euros per share)							€ 72.87		€ 79.58
Number of shares subscribed (in shares)						2,124,445		2,009,306
Number of shares issued immediately for employer's contribution (in shares)						119,951		119,417
Expense recognized			€ 45,000,000	52,000,000
Share Repurchase 2023 program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program		18 months
Number of shares repurchased (in shares)			3,215,460
Amount of shares repurchased			€ 302,000,000
Share Repurchase 2024 Program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program	18 months
Share capital | Sanofi
Disclosure of classes of share capital [Line Items]
Capital increase by exercise of stock subscription options (in shares)			91,355
Capital increase by issuance of restricted shares (in shares)			1,471,432
Other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of classes of share capital [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax			€ 1,067,000,000	(1,058,000,000)	(1,526,000,000)
Other comprehensive income | Foreign Currency Translation | Items subsequently reclassifiable to profit or loss
Disclosure of classes of share capital [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax				€ (14,000,000)	€ (56,000,000)